Fair Value of Financial Assets and Liabilities (Details 1) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Assets	$ 50,574,714	$ 39,132,512
Liabilities	47,096,211	35,887,052
Level 1 [Member]
Disclosure of financial assets [line items]
Assets	4,262,625
Liabilities
Level 2 [Member]
Disclosure of financial assets [line items]
Assets	8,465,462
Liabilities	8,382,418	2,888,445
Level 3 [Member]
Disclosure of financial assets [line items]
Assets	81,678	80,781	$ 22,987
Liabilities	2,950	795	$ 7
Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Assets	8,148,608	3,100,635
Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Assets	170,232	170,232
Recurrent Basis [Member] | Financial Assets Held For Trading [Member]
Disclosure of financial assets [line items]
Assets	270,204	77,041
Recurrent Basis [Member] | Financial Assets Held For Trading [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets	270,204
Recurrent Basis [Member] | Financial Assets Held For Trading [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets		5,883
Recurrent Basis [Member] | Financial Assets Held For Trading [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets
Recurrent Basis [Member] | Loans and accounts receivable at FVOCI, net [Member]
Disclosure of financial assets [line items]
Assets	66,065	68,588
Recurrent Basis [Member] | Loans and accounts receivable at FVOCI, net [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets
Recurrent Basis [Member] | Loans and accounts receivable at FVOCI, net [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets
Recurrent Basis [Member] | Loans and accounts receivable at FVOCI, net [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets		68,588
Recurrent Basis [Member] | Debt Instrument At FVOCI [Member]
Disclosure of financial assets [line items]
Assets	4,010,272	2,394,323
Recurrent Basis [Member] | Debt Instrument At FVOCI [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets	3,992,421	2,368,768
Recurrent Basis [Member] | Debt Instrument At FVOCI [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets	17,146	24,920
Recurrent Basis [Member] | Debt Instrument At FVOCI [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets	705	635
Recurrent Basis [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Assets	8,148,608	3,100,635
Liabilities		2,517,728
Recurrent Basis [Member] | Financial derivative contracts [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets
Liabilities
Recurrent Basis [Member] | Financial derivative contracts [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets	8,133,700	3,089,077
Liabilities	7,387,704	2,516,933
Recurrent Basis [Member] | Financial derivative contracts [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets	14,908	11,558
Liabilities	2,950	795
Recurrent Basis [Member] | Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Assets	314,616	170,232
Liabilities	994,714	371,512
Recurrent Basis [Member] | Guarantee Deposits (Margin Accounts) [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets
Liabilities
Recurrent Basis [Member] | Guarantee Deposits (Margin Accounts) [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets	314,616	170,232
Liabilities	994,714	371,512
Recurrent Basis [Member] | Guarantee Deposits (Margin Accounts) [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets
Liabilities